Other Investments (Tables)	12 Months Ended
Dec. 31, 2013
Investments, All Other Investments [Abstract]
Components of other investments
Other investments comprised the following at December 31, 2013 and 2012:

Year ended December 31, (U.S. dollars in thousands)	2013	2012
Alternative Investment Funds:
Arbitrage	$158,220	$278,680
Directional	357,469	254,616
Event Driven	56,873	96,451
Multi-Style	72,625	65,125
Total alternative funds	$645,187	$694,872
Private investment funds	94,064	89,469
Overseas deposits	111,302	96,117
Structured transactions	294,048	312,122
Other	20,029	27,299
Total other investments	$1,164,630	$1,219,879

Analysis of net realized and unrealized gains
The following represents an analysis of the net realized gains and the net unrealized gains on the Company’s alternative investment funds and private equity funds:

Year ended December 31, (U.S. dollars in thousands)	Net Unrealized Gains (Losses)		Net Realized Gains (Losses)
	2013	2012	2013	2012	2011
Alternative investment funds	$158,825	$130,702	$30,858	$(2,153)	$10,120
Private investment funds	44,027	38,518	4,331	257	3,585
Total	$202,852	$169,220	$35,189	$(1,896)	$13,705